INCOME TAXES	9 Months Ended
Sep. 30, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 12 -  INCOME TAXES

There was no income tax expense or benefit for the periods ended September 30, 2011 and 2010 due to the Company's historical net losses and changes in its deferred tax asset valuation allowance.

The Company has net operating loss carryforwards for tax purposes that begin to expire in 2028 if not utilized.  Utilization of the Company's net operating loss carryforwards may be limited based on changes in ownership as defined in Internal Revenue Code Section 382.